Leases - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of Lease Cost [Abstract]
Depreciation of asset under finance lease	$ 123	$ 68
Non-current liabilities	385	251
Interest on lease liabilities (included in interest expense in the statements of operations)	26	34
Current liabilities	163	70
Total finance lease cost	149	102
Total Finance lease liabilities	548	321
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	2,479	2,203
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	390	504
Operating lease cost	2,869	2,707
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,731	2,322
Financing cash flows from finance leases	126	86
Total cash paid for amounts included in measurement of lease liabilities	2,857	2,408
Finance lease assets (included in Property and equipment-see Note 4)	1,112	519
Operating lease right of use assets	2,114	3,406
Finance lease liabilities
Depreciation of asset under finance lease	123	68
Non-current liabilities	385	251
Interest on lease liabilities (included in interest expense in the statements of operations)	26	34
Current liabilities	163	70
Total finance lease cost	149	102
Total Finance lease liabilities	548	321
Operating lease liabilities
Non-current liabilities	683	1,501
Current liabilities	1,432	1,989
Total operating lease liabilities	$ 2,115	$ 3,490
Weighted average lease term (Years)
Finance leases	1 year 7 months 6 days	2 years 9 months 18 days
Operating leases	1 year 8 months 12 days	1 year 7 months 6 days
Weighted average discount rate
Finance leases	6.20%	4.40%
Operating leases	5.20%	5.60%